Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Commitments and Contingencies (Textual)
Lease rent for office space	$ 6,200
Rent expense	58,434	$ 35,908
Manufacturing and clinical study management related cost	654,829
Deposits related to study initiation	$ 921,027